Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

Note 15 – Commitments and Contingencies

Guaranty provided for related party

In July 2017, Tantech Energy provided a guarantee with SPD Bank Lishui Branch on behalf of Forasen Group for maximum amount of approximately $9.0 million (RMB57,070,000) by pledging certain land and building as the collateral for the loan and notes. The guarantee expired on July 23, 2020.

In July 2020, Tantech Bamboo provided a guarantee with Bank of China Lishui Branch for Forasen Food for maximum amount of approximately $1.6 million (RMB10 million) by pledging certain land and building as the collateral for the loan and notes. The guarantee will expire on July 8, 2023. Forasen Food is controlled by Ms. Yefang Zhang who is the Company’s director.

Operating leases

Shangchi Automobile leased certain factory facilities under operating leases through August 9, 2021. The annual rent under operating lease agreement was approximately $155,000 (RMB 1 million). On August 10, 2021, Shangchi Automobile renewed the operating lease agreement with the landlord for one year until August 9, 2022 with annual rent of approximately $155,000 (RMB 1 million).

Shenzhen Yimao leased office space under operating leases for one year from November 12, 2018 to November 11, 2019 with annual rent of approximately $14,500 (RMB93,600). The lease agreement was renewed for another year until November 11, 2020.

On November 20, 2020, Shenzhen Yimao signed a new operating lease agreement for office space for one year from November 23, 2020 to November 22, 2021 with annual rent of approximately $6,900 (RMB 44,352). On January 17, 2022, the lease agreement was renewed for another year until January 16, 2023.

Tantech Bamboo leased factory facilities and office space from Tantech Energy after Tantech Energy was sold in July 2019 under operating leases until December 31, 2019. This agreement was renewed for another year from January 1, 2020 to December 31, 2020 with annual rent of approximately $192,000 (RMB1,238,784). On December 2020, the Company renewed the above agreement for another year to December 31, 2021. On December 10, 2021, Tantech Charcoal and Tantech Energy signed a new lease agreement for ten years from January 1, 2022 to December 31, 2031 with annual rent of approximately $192,000 (RMB1,238,784).

The rental expense for the years ended December 31, 2021, 2020 and 2019 were $427,493, $299,562 and $167,526, respectively.

Note 15 – Commitments and Contingencies (continued)

Contingencies

In May 2018, the Company’s wholly owned subsidiary Tantech Bamboo signed a guarantee agreement with other co-guarantors to jointly and severally guarantee the share repurchase obligation of Forasen Group, in favor of an unrelated third party. Such third party filed a complaint to claim a payment of approximately $4.6 million (RMB 29.50 million) against Forasen Group, together with the guarantors on January 9, 2019. On August 30, 2019, the court issued a settlement by which another third party agreed to purchase the shares from the plaintiff by paying approximately $14.1 million (RMB 90 million), and all the co-guarantors including Tantech Bamboo jointly and severally guarantee the payment obligation regarding the $14.1 million (RMB 90 million) and other possible fees, for three years from June 30, 2020, the due date of the share purchase payment obligation. On June 11, 2021, a new settlement agreement was reached by all parties. As of the settlement date, total payment obligation increased to approximately $16.5 million (RMB 105.36 million) due to accrued interest for unpaid portion. The accused third party has paid approximately $5.6 million (RMB 35.86 million) and approximately $10.9 million (RMB 69.50 million) remains unpaid including accrued interest. As of the date of this filing, all outstanding payments were fully paid by the accused third party and dispute was settled.

On March 23, 2021, Mr. Hengwei Chen filed a lawsuit against Shangchi Automobile and the Company for a debt dispute of approximately $1.8 million (RMB 11.35 million). Mr. Chen was the former general manager of Shangchi Automobile before the Company acquired Shangchi Automobile in 2017. On December 15, 2021, the court ordered Shangchi Automobile to pay Mr. Hengwei Chen approximately $1.4 million (RMB 8.95 million). The Company filed an appeal on January 4, 2022. This case is still in appeal period as of the date of this filing. The Company has recorded the disputed amount and further accrued interest of $0.5 million (RMB3.5 million) in the accrued liabilities based on the best estimate of the management and the Company’s legal counsel as of December 31, 2021. The court also extended an order to freeze total cash of $422,832 until March 22, 2022 which was recorded as restricted cash as of December 31, 2021.